Outstanding Warrant Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Outstanding Warrant Liability

NOTE 5 - OUTSTANDING WARRANT LIABILITY

The Company issued 428,571 warrants to purchase common stock in connection with the Stock Purchase Agreement entered into on January 19, 2011 with Lincoln Park Capital, LLC (See Note 9). These warrants are accounted for as a liability under ASC 815. The Company assesses the fair value of the warrants quarterly based on the Black-Scholes pricing model. See below for variables used in assessing the fair value.

	September 30, 2014	December 31, 2013
Annual dividend yield	-	-
Expected life (years)	1.30	2.05
Risk-free interest rate	0.13%	0.38%
Expected volatility	236%	150%

In connection with these warrants, the Company recognized a gain/(loss) on the change in fair value of warrant liability of approximately $55, $400, $(180), and $22,200 during the three and nine-months ended September 30, 2014 and 2013, respectively.

Expected volatility is based primarily on historical volatility. Historical volatility was computed using weekly pricing observations for recent periods that correspond to the expected life of the warrants. The Company believes this method produces an estimate that is representative of our expectations of future volatility over the expected term of these warrants. The Company currently has no reason to believe future volatility over the expected remaining life of these warrants is likely to differ materially from historical volatility. The expected life is based on the remaining term of the warrants. The risk-free interest rate is based on U.S. Treasury securities rates.

NOTE 6 - OUTSTANDING WARRANT LIABILITY

Effective January 1, 2009 we adopted the provisions of ASC 815 “Derivatives and Hedging” (ASC 815). ASC 815 applies to any freestanding financial instruments or embedded features that have the characteristics of a derivative and to any freestanding financial instruments that are potentially settled in an entity’s own common stock. As a result of adopting ASC 815, 6,962,963 of our issued and outstanding common stock purchase warrants previously treated as equity pursuant to the derivative treatment exemption were no longer afforded equity treatment. These warrants had an exercise price of $2.90; 5,962,563 warrants were set to expire in December 2012 and 1,000,000 expired August 2010 (See Note 7). As such, effective January 1, 2009 we reclassified the fair value of these common stock purchase warrants, which have exercise price reset features, from equity to liability status as if these warrants were treated as a derivative liability since their date of issue in August 2007 and December 2007. On January 1, 2009, we reclassified from additional paid-in capital, as a cumulative effect adjustment, $15.7 million to beginning retained earnings and $2.9 million to a long-term warrant liability to recognize the fair value of such warrants on such date.

The Company assesses the fair value of the warrants quarterly based on the Black-Scholes pricing model. See below for variables used in assessing the fair value.

In connection with the 5,962,963 warrants to expire in December 2012, which were later exercised by Court Order, the Company recognized gains of approximately $0, $1,000, and $2,516,000 from the change in fair value of these warrants during the years ended December 31, 2013 and 2012 and the period from Inception to December 31, 2013.

On October 19, 2009, the Company cancelled 673,200 warrants for $220,000 in cash. These warrants were part of the 1,000,000 warrants issued in August 2007, and were set to expire August 2010. Prior to October 19, 2009, the warrants were previously accounted for as a derivative liability and marked to their fair value at each reporting period in 2009. The Company valued these warrants the day immediately preceding the cancellation date which indicated a gain on the changed in fair value of $208,562 and a remaining fair value of $73,282. Upon cancellation the remaining value was extinguished for payment of $220,000 in cash, resulting in a loss on extinguishment of $146,718. In connection with the remaining 326,800 warrants that expired in August 2010, the Company recognized a gain of $117,468 for the change in fair value of these warrants during the year ended December 31, 2009.

These common stock purchase warrants were initially issued in connection with two private offerings, our August 2007 issuance of 689,655 shares of common stock and our December 2007 issuance of 5,740,741 shares of common stock. The common stock purchase warrants were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. The warrants do not qualify for hedge accounting, and as such, changes in the fair value of these warrants are recognized in earnings until such time as the warrants are exercised or expire. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the Black-Scholes option pricing model using the below assumptions, for the year ended December 31, 2011. These all warrants either expired or were exercised in 2012 and accordingly no revaluation was necessary as of December 31, 2013 or 2012. See Note 9.

The Company issued 428,571 warrants to purchase common stock in connection with the Stock Purchase Agreement entered into on January 19, 2011 with Lincoln Park Capital, LLC (see Note 9). These warrants are accounted for as a liability under ASC 815. The Company assesses the fair value of the warrants quarterly based on the Black-Scholes pricing model. See below for variables used in assessing the fair value.

	December 31, 2013	December 31, 2012
Annual dividend yield	-	-
Expected life (years)	2.05	3.05
Risk-free interest rate	0.38%	0.72%
Expected volatility	150%	117%

In connection with these warrants, the Company recognized a gain on the change in fair value of warrant liability of $22,542, $11,498, and $125,477 during the years ended December 31, 2013 and 2012, and for the period from Inception to December 31, 2013.

Expected volatility is based primarily on historical volatility. Historical volatility was computed using weekly pricing observations for recent periods that correspond to the expected life of the warrants. The Company believes this method produces an estimate that is representative of our expectations of future volatility over the expected term of these warrants. The Company currently has no reason to believe future volatility over the expected remaining life of these warrants is likely to differ materially from historical volatility. The expected life is based on the remaining term of the warrants. The risk-free interest rate is based on U.S. Treasury securities rates.